LOANS	12 Months Ended
Dec. 31, 2020
LOANS
LOANS

NOTE 11 – LOANS

11.1          Loan Portfolio by Product

The distribution of the loan portfolio of Grupo Aval by product is shown as follows:

	December 31, 2020		December 31, 2019
General purpose loans	Ps.	79,602,750	Ps.	68,949,019
Payroll loans		24,905,547		21,702,173
Mortgages		22,757,640		18,661,389
Personal loans		16,908,282		15,296,573
Credit Cards		16,607,901		16,891,296
Working capital loans		16,164,803		15,476,328
Commercial financial leases		10,636,603		10,348,941
Automobile and vehicle loans		7,115,987		5,759,560
Interbank & overnight funds		4,693,678		2,718,961
Loans funded by development banks		3,900,175		3,546,973
Housing leases		1,801,130		1,560,294
Overdrafts		641,564		553,765
Microcredit		372,321		410,320
Consumer financial leases		338,784		252,522
Gross balance of loan portfolio	Ps.	206,447,165	Ps.	182,128,114
Loss allowance loan portfolio (1)		(10,905,171)		(8,185,797)
Net balance of loan portfolio	Ps.	195,541,994	Ps.	173,942,317

(1)   See loss allowance reconciliations from the opening to the closing balance in note 4.1.5.

11.2          Loan portfolio by maturity

The distribution of Grupo Aval´s loan portfolio by contractual maturity period is as follows:

December 31, 2020

	Up to 1		From 1 to		From 3 to		More than
	year		3 years		5 years		5 years		Total
Commercial	Ps.	45,689,138	Ps.	27,230,670	Ps.	16,500,368	Ps.	21,566,762	Ps.	110,986,938
Consumer		17,061,123		11,388,303		11,229,958		26,156,073		65,835,457
Mortgage		548,925		846,345		998,398		22,165,103		24,558,771
Microcredit		198,886		146,578		20,728		6,129		372,321
Interbank and overnight funds		4,693,678		—		—		—		4,693,678
Total gross loan portfolio	Ps.	68,191,750	Ps.	39,611,896	Ps.	28,749,452	Ps.	69,894,067	Ps.	206,447,165

December 31, 2019

	Up to 1		From 1 to		From 3 to		More than
	year		3 years		5 years		5 years		Total
Commercial	Ps.	43,563,371	Ps.	21,361,808	Ps.	14,377,652	Ps.	19,633,868	Ps.	98,936,699
Consumer		16,960,850		11,120,798		10,977,705		20,781,098		59,840,451
Mortgage		435,684		767,773		916,274		18,101,952		20,221,683
Microcredit		225,440		171,324		11,060		2,496		410,320
Interbank and overnight funds		2,718,961		—		—		—		2,718,961
Total gross loan portfolio	Ps.	63,904,306	Ps.	33,421,703	Ps.	26,282,691	Ps.	58,519,414	Ps.	182,128,114

(**) See section 4.1.1.A Loan portfolio disclosure changes.

11.3          Interest income by portfolio

The interest income of the loan portfolio of Grupo Aval by portfolio is shown as follows:

	December 31, 2020		December 31, 2019		December 31, 2018
Commercial	Ps.	7,631,416	Ps.	7,533,115	Ps.	7,337,218
Consumer		9,319,044		8,935,803		8,280,113
Mortgage		1,862,105		1,658,115		1,442,638
Microcredit		95,679		106,062		108,472
Repos, interbank loans portfolio		38,785		258,072		222,174
Total interest income	Ps.	18,947,029	Ps.	18,491,167	Ps.	17,390,615

11.4          Financial Leasing portfolio

As of December 31, 2020, and 2019 the following table shows the reconciliation between gross investment in financial leasing and the present value of minimum payments to be received in these dates:

	December 31, 2020		December 31, 2019
Total gross rent payments receivable	Ps.	17,861,864	Ps.	18,103,115
Less amounts representing running costs (such as taxes, maintenance, insurances, etc.,)		(564)		(238)
Plus, estimated residual amount of assets given for rental (without guarantee)		22,526		22,625
Gross investment in contracts of financial leasing		17,883,826		18,125,502
Less unrealized financial income		(5,107,309)		(5,963,745)
Net investment in contracts of financial leasing		12,776,517		12,161,757
Loss allowance of net investment in financial leasing	Ps.	(737,549)	Ps.	(501,825)

The detailed information of gross investment and net investment in financial leasing contracts receivable as of December 31, 2020 and 2019 in each period is as follows:

	December 31, 2020
	Gross investment		Net investment
Up to 1 year	Ps.	2,383,724	Ps.	1,761,738
From 1 to 5 years		8,000,626		5,464,964
More than 5 years		7,499,476		5,549,815
Total	Ps.	17,883,826	Ps.	12,776,517

	December 31, 2019
	Gross investment		Net investment
Up to 1 year	Ps.	2,284,884	Ps.	1,582,650
From 1 to 5 years		8,013,317		5,002,687
More than 5 years		7,827,301		5,576,420
Total	Ps.	18,125,502	Ps.	12,161,757

The banks of Grupo Aval grant loans through financial leasing mainly for acquisition of vehicles and computer equipment, generally with terms between 36 and 60 months, with a purchase option at the end of the contract, for acquisition machinery and equipment with terms between 60 to 120 months, with a purchase option, and for housing leasing with terms between 120 to 240 months, transferring the asset at the end of the contract. These leasing contracts are granted at current market interest rates at inception.